BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Business Segment Information [Abstract]
BUSINESS SEGMENT INFORMATION

19)       BUSINESS SEGMENT INFORMATION

The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

	2012	2011	2010

	(In Millions)

Segment revenues:
Insurance	$6,443	$15,140	$8,511
Investment Management(1)	2,738	2,750	2,959
Consolidation/elimination	(21)	(18)	(29)
Total Revenues	$9,160	$17,872	$11,441

  Intersegment investment advisory and other fees of approximately $58 million, $56 million and $62 million for 2012, 2011 and 2010, respectively, are included in total revenues of the Investment Management segment.

	2012	2011	2010

	(In Millions)

Segment earnings (loss) from continuing operations, before income taxes:
Insurance	$(132)	$4,284	$2,846
Investment Management(2)	190	(164)	400
Consolidation/elimination	0	4	2
Total Earnings (Loss) from Continuing Operations, before Income Taxes	$58	$4,124	$3,248

  Net of interest expenses incurred on securities borrowed.

	December 31,
	2012	2011

	(In Millions)

Segment assets:
Insurance	$164,201	$153,099
Investment Management	12,647	11,811
Consolidation/elimination	(5)	(2)
Total Assets	$176,843	$164,908

In accordance with SEC regulations, securities with a fair value of $1,509 million and $1,240 million have been segregated in a special reserve bank custody account at December 31, 2012 and 2011, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.